Cover	Mar. 17, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Mar. 17, 2022
Entity File Number	1-37897
Entity Registrant Name	RESHAPE LIFESCIENCES INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-1828101
Entity Address, Address Line One	1001 Calle Amanecer
Entity Address, City or Town	San Clemente
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92673
City Area Code	949
Local Phone Number	429-6680
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	RSLS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001427570
Amendment Flag	false